Acquisitions and disposals - Acquisitions (Details) € in Millions	12 Months Ended
Mar. 31, 2021 EUR (€)
Other acquisitions
Other matters
Consideration paid for acquisitions completed in prior periods	€ 138
Business combinations during fiscal 2021
Other matters
Cash transferred	13
Net cash acquired	(2)
Total cash consideration paid and net cash acquired	136
Consideration transferred consisting of equity instruments	178
Fair value of goodwill	82
Fair value of identifiable assets	468
Fair value of liabilities	312
Non-controlling interests recognised	€ 60